Provisions - Cumulative payment protection insurance complains received and future claims expected (Details) - Payment Protection Insurance policy in Thousands, $ in Millions	Jun. 30, 2018 USD ($) policy
Disclosure of other provisions [line items]
Cumulative actual inbound complaints (000s of policies)	1,647
Future expected inbound complaints (000s of policies)	292
Cumulative actual outbound contact (000s of policies)	685
Future expected outbound contact (000s of policies)	0
Cumulative actual response rate to outbound contact	44.00%
Cumulative actual average uphold rate per claim	77.00%
Future expected average uphold rate per claim	83.00%
Cumulative actual average redress per claim ($) | $	$ 2,674
Future expected average redress per claim ($) | $	$ 3,079
Cumulative actual complaints to Financial Ombudsman Service (000s of policies)	159
Future expected complaints to Financial Ombudsman Service (000s of policies)	15
Cumulative actual average uphold rate per Financial Ombudsman Service claim	39.00%
Future expected average uphold rate per Financial Ombudsman Service claim	33.00%